Other Long-term Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Other Long-term Assets	Other Long-term Assets

	As at December 31,
U.S.$ millions	2025	2024
Restricted investments [1]	89	80
Keystone XL long-term recoveries	12	19
Keystone environmental provision recovery (Note 23)	10	31
Recoverable Keystone expenses [2]	24	22
Employee post-retirement benefits (Note 20)	17	10
Long-term portion of net investment in lease (Note 10)	39	—
Other	11	15
	202	177
1.Represents the amounts collected in tolls from customers and included in the LMCI restricted investments to fund future abandonment of the Company's CER-regulated pipeline facilities. Funds are held in trust with a corresponding liability in other long-term liabilities. Refer to Note 21, Risk Management and Financial Instruments for additional information.
2.Portion of Keystone Pipeline System expenses incurred that are recoverable through variable tolls beyond one year. Amounts collected within the next 12 months are recorded in accounts receivable.